Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	31,487,335	36,159,165
Less: allowance for credit losses	(1,978,793)	(3,013,077)

Accounts receivable, net	29,508,542	33,146,088

The movement of the allowance for credit loss is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	(1,978,793)

Current period provision	(5,334,098)	(3,481,333)	(3,100,973)
Write-offs	5,334,098	1,502,540	2,066,689

Balance at the end of the year	-	(1,978,793)	(3,013,077)

As of report date, approximately 83.2% of the Company’s net accounts receivable balance at December 31, 2024 have been subsequently collected.